Regulatory Matters - Components of Regulatory Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of Regulatory Capital [Abstract]
Total shareholders’ equity	$ 454,686	$ 404,449	$ 347,596	$ 398,484
Add (deduct)
Accumulated other comprehensive loss for regulatory purposes	(69,944)	(72,142)
Subordinated debt	$ 39,586	39,510
Period of transition method for regulatory purposes	3 years
Consolidated
Components of Regulatory Capital [Abstract]
Total shareholders’ equity	$ 454,686	404,449
Add (deduct)
Accumulated other comprehensive loss for regulatory purposes	64,146	66,344
Goodwill and other intangibles	(29,788)	(30,304)
CECL	0	2,576
Common equity tier 1 capital	489,044	443,065
Qualifying trust preferred securities	38,572	38,504
Tier 1 capital	527,616	481,569
Subordinated debt	40,000	40,000
Allowance for credit losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	54,828	52,403
Total risk-based capital	622,444	573,972
Independent Bank
Components of Regulatory Capital [Abstract]
Total shareholders’ equity	478,188	430,407
Add (deduct)
Accumulated other comprehensive loss for regulatory purposes	64,146	66,344
Goodwill and other intangibles	(29,788)	(30,304)
CECL	0	2,576
Common equity tier 1 capital	512,546	469,023
Qualifying trust preferred securities	0	0
Tier 1 capital	512,546	469,023
Subordinated debt	0	0
Allowance for credit losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	54,708	52,351
Total risk-based capital	$ 567,254	$ 521,374